Expense Example, No Redemption - Defiance Retail Kings ETF - Defiance Retail Kings ETF Class	Dec. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 81
Expense Example, No Redemption, 3 Years	$ 252